GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible asset	$ 1,761	$ 1,761
Intangible assets, gross	58,067	55,970
Less: Accumulated amortization	(26,505)	(18,619)
Intangible assets, net	31,562	37,351
Capitalized equity based compensation	6,300	3,100
Software technology
Finite-Lived Intangible Assets [Line Items]
Software technology	42,605	40,508
Other purchased defined-life intangible assets
Finite-Lived Intangible Assets [Line Items]
Software technology	$ 13,701	13,701
Galaxy Digital Holdings, LP
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible asset		1,761	$ 1,761
Intangible assets, gross		55,970	46,718
Less: Accumulated amortization		(18,619)	(6,735)
Intangible assets, net		37,351	39,983
Capitalized equity based compensation		3,100	2,100
Galaxy Digital Holdings, LP | Software technology
Finite-Lived Intangible Assets [Line Items]
Software technology		40,508	38,895
Galaxy Digital Holdings, LP | Other purchased defined-life intangible assets
Finite-Lived Intangible Assets [Line Items]
Software technology		$ 13,701	$ 6,062